                           AMERICAN PERFORMANCE FUNDS

           SUPPLEMENT DATED MARCH 21, 2005 TO THE MONEY MARKET FUNDS, BOND FUNDS AND EQUITY FUNDS PROSPECTUS DATED JANUARY 1, 2005

INVESTMENT IN EXCHANGE-TRADED FUNDS

The information under the heading "Investment in Exchange-Traded Funds" on page 77 of the Prospectus is replaced in its entirety with the following:

The Bond Fund, Intermediate Bond Fund, Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Equity Fund, Balanced Fund, Growth Equity Fund, and Small Cap Equity Fund may each invest in index-based exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)")*.

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See "Investment Practices and Risks" for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Funds may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

PORTFOLIO MANAGERS

This Supplement updates information in the Prospectus regarding the persons primarily responsible for the day-to-day management of certain funds and adds Nelson Ramos Da Conceicao as a co-portfolio manager of the Growth Equity Fund and the Small Cap Equity Fund.

Effective March 9, 2005, the information on page 79 of the Prospectus is replaced in its entirety with the following:

The persons primarily responsible for the day-to-day management of each Fund, as well as their previous business experience, are as follows:

PORTFOLIO
MANAGER            FUND(S)                         BUSINESS EXPERIENCE
---------     ------------------   ---------------------------------------------------
J. Brian      Bond Fund,           Since 1993, Mr. Henderson has been a portfolio
Henderson     Intermediate Bond    manager at BOk Investment Advisers, Inc. In 1991,
              Fund, Intermediate   Mr. Henderson joined BOk Investment Advisers, Inc.
              Tax-Free Bond        as a Government Securities Trader and was named
              Fund, and Short-     Investment Officer of the Capital Market Division
              Term Income Fund     in 1992. Prior to joining BOk Investment Advisers,
                                   Inc., Mr. Henderson was a Financial Consultant and
                                   Equity Analyst with Southwest Securities in Dallas,
                                   Texas.
Grafton M.    Balanced Fund,       Since 1988, Mr. Potter has served as Director of
Potter        Equity Fund,         Equity Research at BOk Investment Advisers, Inc.
              Growth Equity
              Fund, and Small
              Cap Equity Fund
Michael P.    Short-Term Income    Since 2003, Mr. Maurer has been a fixed income fund
Maurer        Fund, Intermediate   manager at BOk Investment Advisers, Inc. Prior to
              Bond Fund, and       joining BOk Investment Advisers, Inc., Mr. Maurer
              Bond Fund            was a corporate bond/high yield trader at A.G.
                                   Edwards & Sons, Inc., in St. Louis, MO for 9 years.
                                   He also performed as a market analyst/debt
                                   strategist for A.G. Edwards.
Michael C.    Equity Fund          Since 2000, Mr. Schloss has been an equity fund
Schloss                            manager at BOk Investment Advisers, Inc. Prior to
                                   joining BOk Investment Advisers, Inc., Mr. Schloss
                                   was an investor relations analyst for The Williams
                                   Companies. He began his career as a financial
                                   consultant with Merrill Lynch in 1992. He also
                                   worked as an equity analyst for PRP Performa AG in
                                   Vaduz, Liechtenstein in 1998.
Nelson Ramos  Growth Equity Fund   Since 2005, Mr. Da Conceicao has been an equity
Da Conceicao  and Small Cap        fund manager at BOk Investment Advisers, Inc. In
              Equity Fund          June 2004, Mr. Da Conceicao joined BOk Investment
                                   Advisers, Inc. as a director of equity quantitative
                                   research. Prior to joining BOk Investment Advisers,
                                   Inc., Mr. Da Conceicao was a consultant for
                                   MSCI-Barra. He began his career as an equity
                                   derivatives trader with Societe Generale in 1998.

                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

APFSPALL 0305

                           AMERICAN PERFORMANCE FUNDS

    SUPPLEMENT DATED MARCH 21, 2005 TO THE INSTITUTIONAL MONEY MARKET FUNDS

               PROSPECTUS DATED JANUARY 1, 2005

INVESTMENT IN EXCHANGE-TRADED FUNDS

The information under the heading "Investment in Exchange-Traded Funds" on page 26 of the Prospectus is replaced in its entirety with the following:

The Institutional Cash Management Fund and Institutional Tax-Free Money Market Fund may each invest in index-based exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)")*.

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See "Investment Practices and Risks" for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Funds may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

APFSPINMM 0305

                           AMERICAN PERFORMANCE FUNDS

                         Supplement dated March 21, 2005
                                     to the
                 Money Market Funds, Bond Funds and Equity Funds
                       Statement of Additional Information
                              dated January 1, 2005

INVESTMENT IN EXCHANGE-TRADED FUNDS

The last paragraph under the heading "Investment Company Securities" on page 10 of the Statement of Additional Information is replaced in its entirety with the following:

Certain of the Funds may invest in iShares(R)*, an exchange-traded fund, in excess of the statutory limitations stated above in reliance on an exemptive order dated April 15, 2003, issued to iShares(R), Inc. and iShares(R) Trust.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
         THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

                           AMERICAN PERFORMANCE FUNDS

                         Supplement dated March 21, 2005
                                     to the
                        Institutional Money Market Funds
                       Statement of Additional Information
                              dated January 1, 2005

INVESTMENT IN EXCHANGE-TRADED FUNDS

The last paragraph under the heading "Investment Company Securities" on page 7 of the Statement of Additional Information is replaced in its entirety with the following:

The Institutional Cash Management Fund and Institutional Tax-Free Money Market Fund may invest in iShares(R)*, an exchange-traded fund, in excess of the statutory limitations stated above in reliance on an exemptive order dated April 15, 2003, issued to iShares(R), Inc. and iShares(R) Trust.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
          THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.